Events Occurring After Reporting Date	12 Months Ended
Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Events Occurring After Reporting Date

NOTE 31: EVENTS OCCURRING AFTER REPORTING DATE

As from the close of trading on 28 August 2023, Bionomics delisted from the ASX and now is only listed on the NASDAQ.

On 8 May 2023, Bionomics announced the establishment of an ATM Program with Cantor, who will act as sales agent. During the month of September 2023 and up to the date of this report, Cantor sold under the ATM Program, 2,100,866 ADSs (378,155,880 ordinary shares) raising gross proceeds of US$6,715,878. Net proceeds after deducting Cantor’s commission and the ADS issuance fee were US$6,409,359.

There are no other matters or circumstances that have arisen since the end of the financial year which significantly affect or may significantly affect the results of the operations of the Group